Note 1 - Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage	66.00%	58.00%
Minimum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years